Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 5 - Fair Value of Financial Instruments

The carrying amounts of cash, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

●	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

●	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The Company had outstanding warrants originally issued in 2007 (the “2007 Warrants”) that were accounted for as a derivative liability until September 29, 2015 as they were fully exercised on this date. The 2007 warrants were classified as a liability because the transactions that would trigger the anti-dilution adjustment provision in the 2007 Warrants were not inputs to the fair value of the warrants. The 2007 Warrants were recorded as liabilities at their estimated fair value at the date of issuance, with the subsequent changes in estimated fair value recorded in changes in fair value of warrant liability in the Company’s consolidated statement of operations and comprehensive income (loss) in each subsequent period. The Company utilized a binomial options pricing model to value the 2007 Warrants at each reporting period.

The estimated fair value of the 2007 Warrants as of September 29, 2015 and December 31, 2014 was determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

At September 29, 2015 and December 31, 2014, the warrant liability was approximately $5,287,000 and $7,386,000, respectively and was categorized as a Level 3 financial instrument.

On the condensed consolidated statement of operations for the three month periods ended September 30, 2015 and 2014, the Company recorded income of approximately $2,287,000 and approximately $3,428,000, respectively, as a result of the change in fair value of the warrant liability. On the condensed consolidated statement of operations for the nine month periods ended September 30, 2015 and 2014, the Company recorded income of approximately $2,099,000 and expense of approximately $4,007,000, respectively, as a result of the change in fair value of the warrant liability.

The following table summarizes the calculated aggregate fair values of the warrants, along with the assumptions utilized in each calculation:

	September 29, 2015	December 31, 2014
Calculated aggregate value	$5,287	$7,386
Weighted average exercise price	$0.30	$0.30
Closing price per share of common stock	$0.40	$0.79
Volatility	137%	136.9%
Weighted average remaining expected life (years)	4.2	5.0
Risk-free interest rate	1.4%	1.6%
Dividend yield	-	-

On September 29, 2015, the Company entered into a Warrant Amendment and Exercise Agreement (the “Amendment”) with Lambda Investors, LLC (“Lambda”). Pursuant to the Amendment, the Company agreed to reduce the current exercise price of the 2007 Warrants by 50%, to $0.15 per share, in exchange for Lambda’s agreement to exercise the 2007 Warrants in their entirety immediately following the modification. Upon exercise of the 2007 Warrants, the Company issued 11,742,100 shares of common stock to Lambda and received approximately $1.76 million in cash proceeds from Lambda. Following such exercise, no 2007 Warrants remain outstanding. The value of the 2007 Warrants as of September 29, 2015, after the modification, was approximately $7,048,000, calculated as intrinsic value with an expected term of zero. As a result, approximately $1,761,000 was recorded as warrant modification expense for the three and nine months ended September 30, 2015.

Note 4 – Financial Instruments

The Company’s 2007 Warrants are recorded as liabilities at their estimated fair value at the date of issuance, with the subsequent changes in estimated fair value recorded in changes in fair value of warrant liability in the Company’s consolidated statement of operations and comprehensive income (loss) in each subsequent period. The Company utilizes a binomial options pricing model to value the 2007 Warrants.

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

●	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

●	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The estimated fair value of the 2007 Warrants is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liability measured at fair value on a recurring basis as of December 31, 2014 and 2013 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2014:
Warrant liability	$-	$-	$7,386	$7,386

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2013:
Warrant liability	$-	$-	$3,109	$3,109

The Company has issued warrants to purchase common stock that are measured at fair value on a recurring basis using unobservable inputs or available market data in a binomial options pricing model to support the fair value (Level 3). A reconciliation of the warrant liability is as follows (in thousands):

2007 Warrants
Balance at January 1, 2013	$8,129
Decrease in fair value of warrant liability	(5,020)
Balance at December 31, 2013	$3,109
Increase in fair value of warrant liability	4,277
Balance at December 31, 2014	$7,386

The following table summarizes the calculated aggregate fair values of the warrants, along with the assumptions utilized in each calculation:

	2014	2013
Calculated aggregate value	$7,386	$3,109
Weighted average exercise price	$0.30	$0.40
Closing price per share of common stock	$0.79	$0.42
Volatility	165.6%	103.5%
Weighted average remaining expected life (years)	5.2	5.0
Risk-free interest rate	1.8%	1.6%
Dividend yield	-	-